Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2040 Fund
December 31, 2022
Z40-NPRT3-0323
1.9884245.105
Domestic Equity Funds - 47.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	583,150	5,819,837
Fidelity Series Commodity Strategy Fund (a)	3,942	415,204
Fidelity Series Large Cap Growth Index Fund (a)	271,614	3,674,942
Fidelity Series Large Cap Stock Fund (a)	246,272	4,070,881
Fidelity Series Large Cap Value Index Fund (a)	548,416	7,562,658
Fidelity Series Small Cap Opportunities Fund (a)	158,777	1,852,933
Fidelity Series Small Capital Core Fund (a)	1,337	13,093
Fidelity Series Value Discovery Fund (a)	189,118	2,791,377
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,665,416)		26,200,925

International Equity Funds - 40.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	119,492	1,568,931
Fidelity Series Emerging Markets Fund (a)	96,481	746,762
Fidelity Series Emerging Markets Opportunities Fund (a)	430,543	6,725,074
Fidelity Series International Growth Fund (a)	244,436	3,485,651
Fidelity Series International Index Fund (a)	141,755	1,452,990
Fidelity Series International Small Cap Fund (a)	72,729	1,079,297
Fidelity Series International Value Fund (a)	346,410	3,474,492
Fidelity Series Overseas Fund (a)	320,192	3,477,284
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,949,117)		22,010,481

Bond Funds - 10.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	42,815	329,678
Fidelity Series Corporate Bond Fund (a)	21,297	189,753
Fidelity Series Emerging Markets Debt Fund (a)	40,336	296,063
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,023	95,788
Fidelity Series Floating Rate High Income Fund (a)	6,300	55,318
Fidelity Series Government Bond Index Fund (a)	30,803	280,926
Fidelity Series High Income Fund (a)	13,462	108,507
Fidelity Series International Credit Fund (a)	6	46
Fidelity Series International Developed Markets Bond Index Fund (a)	27,325	229,802
Fidelity Series Investment Grade Bond Fund (a)	29,305	288,655
Fidelity Series Investment Grade Securitized Fund (a)	22,651	201,138
Fidelity Series Long-Term Treasury Bond Index Fund (a)	632,938	3,709,016
Fidelity Series Real Estate Income Fund (a)	14,722	138,976
TOTAL BOND FUNDS (Cost $6,428,479)		5,923,666

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	228,207	228,207
Fidelity Series Short-Term Credit Fund (a)	1,393	13,299
Fidelity Series Treasury Bill Index Fund (a)	51,376	511,187
TOTAL SHORT-TERM FUNDS (Cost $753,003)		752,693

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $57,796,015)	54,887,765
NET OTHER ASSETS (LIABILITIES) - 0.0%	13
NET ASSETS - 100.0%	54,887,778

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	848	393,180	44,700	21,597	(2,963)	(16,687)	329,678
Fidelity Series Blue Chip Growth Fund	89,590	7,863,288	1,391,991	215,089	(75,476)	(665,574)	5,819,837
Fidelity Series Canada Fund	27,659	2,288,922	587,319	50,417	(26,764)	(133,567)	1,568,931
Fidelity Series Commodity Strategy Fund	12,672	1,623,324	582,618	497,879	(493,378)	(144,796)	415,204
Fidelity Series Corporate Bond Fund	2,251	263,710	73,091	1,828	(1,165)	(1,952)	189,753
Fidelity Series Emerging Markets Debt Fund	4,308	374,527	68,661	10,024	(3,669)	(10,442)	296,063
Fidelity Series Emerging Markets Debt Local Currency Fund	1,404	118,204	25,811	-	(803)	2,794	95,788
Fidelity Series Emerging Markets Fund	11,904	1,025,723	208,339	19,229	(15,845)	(66,681)	746,762
Fidelity Series Emerging Markets Opportunities Fund	108,788	9,060,407	1,783,151	162,532	(133,685)	(527,285)	6,725,074
Fidelity Series Floating Rate High Income Fund	843	102,394	46,689	2,145	(720)	(510)	55,318
Fidelity Series Government Bond Index Fund	3,187	412,406	129,284	1,463	(1,759)	(3,624)	280,926
Fidelity Series Government Money Market Fund 4.35%	-	420,407	192,200	2,227	-	-	228,207
Fidelity Series High Income Fund	5,127	183,197	72,823	4,424	(1,252)	(5,742)	108,507
Fidelity Series International Credit Fund	53	2	-	3	-	(9)	46
Fidelity Series International Developed Markets Bond Index Fund	725	259,651	20,092	1,447	(622)	(9,860)	229,802
Fidelity Series International Growth Fund	55,299	4,566,283	1,056,164	121,306	(27,674)	(52,093)	3,485,651
Fidelity Series International Index Fund	23,490	1,850,350	390,005	38,718	(17,888)	(12,957)	1,452,990
Fidelity Series International Small Cap Fund	17,235	1,328,159	181,200	65,259	(15,588)	(69,309)	1,079,297
Fidelity Series International Value Fund	55,826	4,482,812	948,739	118,216	(59,636)	(55,771)	3,474,492
Fidelity Series Investment Grade Bond Fund	3,354	425,843	135,474	2,719	(2,238)	(2,830)	288,655
Fidelity Series Investment Grade Securitized Fund	2,324	282,290	80,434	1,493	(1,234)	(1,808)	201,138
Fidelity Series Large Cap Growth Index Fund	56,512	4,680,452	828,699	51,859	(24,215)	(209,108)	3,674,942
Fidelity Series Large Cap Stock Fund	62,975	5,324,632	1,061,879	280,934	(74,361)	(180,486)	4,070,881
Fidelity Series Large Cap Value Index Fund	120,656	9,705,658	2,014,541	273,924	(82,477)	(166,638)	7,562,658
Fidelity Series Long-Term Treasury Bond Index Fund	45,457	5,023,711	866,455	61,359	(60,094)	(433,603)	3,709,016
Fidelity Series Overseas Fund	55,591	4,522,804	1,056,329	63,699	(43,328)	(1,454)	3,477,284
Fidelity Series Real Estate Income Fund	2,959	226,869	68,087	12,665	(6,001)	(16,764)	138,976
Fidelity Series Short-Term Credit Fund	-	13,216	-	62	-	83	13,299
Fidelity Series Small Cap Opportunities Fund	30,301	2,373,762	474,555	101,846	(17,180)	(59,395)	1,852,933
Fidelity Series Small Capital Core Fund	-	13,093	-	-	-	-	13,093
Fidelity Series Treasury Bill Index Fund	-	547,524	35,895	4,592	(50)	(392)	511,187
Fidelity Series Value Discovery Fund	44,575	3,633,777	818,497	146,878	(23,760)	(44,718)	2,791,377
	845,913	73,390,577	15,243,722	2,335,833	(1,213,825)	(2,891,178)	54,887,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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